Subsequent Events (Details Narrative) - USD ($)		1 Months Ended	2 Months Ended
	Jul. 05, 2019	Dec. 18, 2020	Oct. 26, 2020	Oct. 20, 2020	Oct. 19, 2020
Director [Member]
Stock options exercise price	$ 3.54
SolarWindow Asia Co [Member]
Capital contribution to subsidiary			$ 78,000
Additional contribution to subsidiary			$ 753,000
Talia Jevan Properties, Inc [Member]
Repayment of related party debt				$ 53,251
Joesph Sierchio [Member]
Options granted to related party					50,000
Stock options exercise price					$ 3.42
Options vested, description					Vest as to 12,500 immediately and 12,500 each anniversary thereafter and expires on October 19, 2026
Subsequent Event [Member] | John Conklin
Common stock cancelled		1,008,000
Subsequent Event [Member] | Director [Member]
Stock options exercised		16,667
Issuance of restricted common stock		5,667